Members' capital	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Members' capital

12.	Members’ capital
Successor
As described in Note 1.
Overview
and Note 3. Business
Combinations
, the Company was formed by Advent for the purpose of acquiring Definitive Holdco.
Upon formation of the Company, two classes of units were established: Class A Units (“Class A Units”) and Class B Units (“Class B Units”), collectively the Units.
On July 16, 2019, 100% of the issued and outstanding Legacy Common Units of Definitive Holdco were acquired by AIDH Buyer, an affiliated legal entity of Advent and a wholly owned subsidiary of the Company.

As part of the Definitive Holdco Acquisition, the Company issued 127,725,743 Class A Units at $10 per unit for total contributed capital of $1,267.3 million.
Additionally, the outstanding units of the Legacy Class B Series B, Series C, Series D, and Series E were sold to AIDH Buyer and the holders received a combination of cash and equity in the Company.
In conjunction with the acquisition of Definitive Holdco by the Company in July 2019, the Company paid $6.9 million to the selling shareholders in July 2020 which had been recorded as a members’ distribution payable on the balance sheet at December 31, 2019 (see Note 3.
Business Combinations
).
In 2019, the Company contributed $4.0 million worth of its Class A Units to partially fund the acquisition of HSE that occurred in December 2019 (see Note 3.
Business Combinations
).
In 2020, the Company contributed $25.4 million worth of its Class A units to partially fund the acquisition of Monocl that occurred in October 2020 (see Note 3.
Business Combinations
). The Company also received an additional $6.4 million for buy in of Class A Units from of a number of its members.
There was 130,245,990 and 127,125,435 issued and outstanding Class A units as of December 31, 2020 and December 31, 2019, respectively.
Predecessor
Upon formation of the Predecessor Company, two classes of common units were established; Class A Common Units (“Legacy Class A Units”) and Class B Common Units (“Legacy Class B Units”), collectively the Legacy Common Units.
In December 2016, the Predecessor amended and restated the Limited Liability Company Agreement of Definitive Holdco, resulting in the formation of DHC Class B Holdings, LLC (“DHCB”). Per the terms of Limited Liability Company Agreement of DHC Class B Holdings, LLC (the “DHCB Holdings Agreement”), DHCB’s units represented an indirect interest in Class B Units of the Company. Upon formation of DHCB all previously issued Class B Units were exchanged for DHCB Series B Units, and the previously authorized Class B Units were transferred to DHCB. The DHCB Holdings Agreement allowed for the creation a series of units (the “Incentive Equity Pool”), upon approval by the Management Board, up to the cumulative authorized amount of 407,750.
The rights and obligations of the holders of the Common Units were governed by the Amended and Restated Limited Liability Company Agreement of Definitive Healthcare Holdings, LLC, (the “Agreement”). The Agreement provided for the limitation of the holders liability to be that of their respective capital contributions as defined in the Agreement.
Per the Agreement, all unit holders were entitled to receive the following distributions from the Company: tax distributions, distributions on liquidation or sale of the Company, or distributions prior to liquidation or sale of the Company. Per the terms of the Agreement tax distributions should be made for the amount of income allocated to the Member multiplied by the applicable federal income tax rate.
As of December 31, 2018, 7,750,000 Legacy Class A Units were authorized, issued, and outstanding and 407,750 Legacy Class B Units (Series A though E) were authorized to be issued to employees and consultants as incentive units, of which 88,716 units were outstanding
As of July 15, 2019, there were 7,750,000 and 268,853 of issued and outstanding Legacy Class A and Legacy Class B Units, respectively. On July 16, 2019, 100% of the Legacy Class A Units were acquired by AIDH Buyer, in conjunction with the sale of the Legacy Class A Units, the outstanding units of Series B, C, D, and E were sold and the holders received a combination of cash and equity in the Company.